Related party disclosures (Details) € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Disclosure of transactions between related parties [line items]
Renumeration of supervisory board	€ 92
Clarentis SRL
Disclosure of transactions between related parties [line items]
Renumeration of supervisory board	€ 107